Accounts Receivables, Net (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 8,601,585	$ 6,881,763
Less: allowance for doubtful accounts	(1,059,523)	(34,155)
Accounts receivable, net	$ 7,542,062	$ 6,847,608